Summary of significant accounting policies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Maximum	Mar. 31, 2012 Building Year	Mar. 31, 2012 Machinery and equipment Year	Mar. 31, 2012 Assets Leased to Others Year	Mar. 31, 2012 Automobile Loan Minimum	Mar. 31, 2012 Automobile Loan Maximum	Mar. 31, 2012 Finance leases Minimum	Mar. 31, 2012 Finance leases Maximum
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs	$ 3,707	¥ 304,713	¥ 308,903	¥ 304,375
Research and development costs	9,488	779,806	730,340	725,345
Cash equivalents maturity period					3 months
Contract period									2 years	7 years	2 years	5 years
Inventories, LIFO basis	2,684	220,582	151,183
Inventory increase had LIFO been replaced by FIFO basis	$ 691	¥ 56,799	¥ 57,943
Property, plant and equipment, estimated useful lives, minimum						2	2	2
Property, plant and equipment, estimated useful lives, maximum						65	20	5
Intangible assets with a definite life, estimated useful lives	5	5